Accumulated Other Comprehensive Income (Loss) Reclassifications Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification out of Accumulated Other Comprehensive Income | Puget Energy
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total reclassification for the period	$ 3,968	$ 2,237	$ 1,964
Reclassification out of Accumulated Other Comprehensive Income | Puget Sound Energy
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total reclassification for the period	(100)	(285)	(373)
Net unrealized gain (loss) and prior service cost on pension plans | Puget Energy
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service cost	(35)	(33)	(172)
Amortization of net gain (loss)	5,058	2,865	2,658
Total before tax	5,023	2,832	2,486
Tax (expense) or benefit	(1,055)	(595)	(522)
Net of tax	3,968	2,237	1,964
Accumulated Defined Benefit Plans Adjustment Attributable to Noncontrolling Interest [Member] | Puget Sound Energy
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service cost	(35)	(33)	(172)
Amortization of net gain (loss)	396	161	187
Total before tax	361	128	15
Tax (expense) or benefit	(76)	(27)	(3)
Net of tax	285	101	12
Accumulated Net Gain (Loss) From Cash Flow Hedges Attributable To Noncontrolling Interest Member | Puget Sound Energy | Interest rate contracts
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(488)	(487)	(488)
Tax (expense) or benefit	103	101	103
Total reclassification for the period	$ (385)	$ (386)	$ (385)